UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

June 30, 2010

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  Aug 16, 2010


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	103
Form 13F Information Table Value Total:	$178,842

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










 AS OF JUNE 30, 2010






                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a)
Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804104
         3,224,638
             51,960
X


Walter Harrison
X


AK STEEL HOLDING CORP, CMN
Common
001547108
         1,140,744
             95,700
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
         2,151,294
           107,350
X


Walter Harrison
X


ANALOG DEVICES, INC. CMN
Common
032654105
         1,412,502
             50,700
X


Walter Harrison
X


APPLE, INC CMN
Common
037833100
         1,760,710
                7,000
X


Walter Harrison
X


AUTONATION, INC. CMN
Common
05329W102
         1,760,850
             90,300
X


Walter Harrison
X


AVON PRODUCTS INC. CMN
Common
054303102
         1,685,400
             63,600
X


Walter Harrison
X


BANK OF AMERICA CORP CMN
Common
060505104

            761,121

             52,966
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         3,085,460
           124,968
X


Walter Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901108
         1,067,135
             23,500
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         2,519,595
             53,100
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         2,382,561
           129,487
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         1,917,837
             47,589
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      22,882,408
           319,676
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         4,939,658
           231,800
X


Walter Harrison
X


CONSTANT CONTACT INC CMN
Common
210313102
            843,602
             39,550
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
         4,735,180
           161,500
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         3,236,156
           136,662
X


Walter Harrison
X


DECKERS OUTDOORS CORP CMN
Common
243537107
         1,950,176
             13,650
X


Walter Harrison
X


DOLAN MEDIA COMPANY CMN
Common
25659P402
         1,336,624
           120,200
X


Walter Harrison
X


DOW CHEMICAL CO CMN
Common
260543103
         1,461,152
             61,600
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         4,986,750
           272,500
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         4,610,944
             65,200
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         1,718,376
           151,800
X


Walter Harrison
X


GENERAL ELECTRIC CO CMN
Common
369604103
         1,865,948
           129,400
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
         1,576,880
             46,000
X


Walter Harrison
X


GOLD RESOURCE CORP CMN
Common
38068T105
            762,390
             59,100
X


Walter Harrison
X


GOLDCORP INC CMN
Common
380956409
         1,210,260
             27,600
X


Walter Harrison
X


GOOGLE, INC. CMN CLASS A
Common
38259P508
         3,515,105
                7,900
X


Walter Harrison
X


HALLIBURTON COMPANY CMN
Common
406216101
         2,226,685
             90,700
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
         1,155,043
           978,850
X


Walter Harrison
X


INTEL CORPORATION CMN
Common
458140100
         1,828,300
             94,000
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
         1,175,696
           157,600
X


Walter Harrison
X


KOHLS CORP (WISCONSIN), CMN
Common
500255104
         1,187,500
             25,000
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         2,815,288
           100,546
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
            318,496
           208,167
X


Walter Harrison
X


LEAR CORPORATION CMN
Common
521865204
         3,548,320
             53,600
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIES A INTERACTIVE
Common
53071M104
              63,893
                6,085
X


Walter Harrison
X


LRAD CORP CMN
Common
50213V109
            578,294
           462,635
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
         1,256,274
           196,600
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         2,055,353
             75,150
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         1,465,548
             87,600
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
            576,147
           102,700
X


Walter Harrison
X


MCDERMOTT INTL CMN
Common
580037109
         1,494,540
             69,000
X


Walter Harrison
X


MCMORAN EXPLORATION INC
Common
582411104
         1,312,091
           118,100
X


Walter Harrison
X


MEAD JOHNSON NUTRITION CO CMN CLASS A
Common
582839106
         1,490,068
             29,730
X


Walter Harrison
X


MERCADOLIBRE INC. CMN
Common
58733R102
            683,150
             13,000
X


Walter Harrison
X


MERCK & CO., INC. CMN
Common
58933Y105
         3,643,874
           104,200
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         4,694,042
             42,050
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         2,069,750
             89,950
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,246,963
             81,661
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASS B
Common
62913F201
         1,102,428
             33,900
X


Walter Harrison
X


NOVELLUS SYSTEMS INC CMN
Common
670008101
         2,231,680
             88,000
X


Walter Harrison
X


PENSKE AUTOMOTIVE GROUP, INC CMN
Common
70959W103
         2,438,753
           214,679
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         3,696,996
             80,650
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,667,831
             55,650
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
            832,300
             14,000
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         2,312,604
           279,300
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
         1,142,834
           157,850
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
         1,058,660
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         4,798,977
           327,799
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                4,382
                     51
X


Walter Harrison
X


SPDR GOLD TRUST ETF
Common
78463V107
         1,995,552
             16,400
X


Walter Harrison
X


STORAGENETWORKS INC. CMN
Common
86211E103
                       -
             66,557
X


Walter Harrison
X


TARGET CORPORATION CMN
Common
87612E106
            968,649
             19,700
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         7,749,837
           149,064
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         5,701,060
           255,081
X


Walter Harrison
X


ULTA SALON COSMETICS & FRANGRANCES
Common
90384S303
         1,379,938
             58,336
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102
         1,767,646
             51,400
X


Walter Harrison
X


VISA INC.
Common
92826C839
         2,631,900
             37,200
X


Walter Harrison
X


VODAFONE GROUP PLC SPONSORED ADR CMN
Common
92857W209
         1,431,398
             69,250
X


Walter Harrison
X


WELLPOINT, INC. CMN
Common
94973V107
         3,831,219
             78,300
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         2,896,820
             96,400
X


Walter Harrison
X


WYNN RESORTS, LIMITED CMN
Common
983134107
         1,212,693
             15,900
X


Walter Harrison
X


YAHOO INC CMN
Common
984332106
         2,601,228
           187,950
X


Walter Harrison
X














Total Market Value


178,842,156








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